INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Movements in investments in joint ventures
As at January 1,		¥ 6,240,200	¥ 5,150,887
As at December 31,	$ 923,355	6,007,624	6,240,200
Joint venture
Movements in investments in joint ventures
As at January 1,		6,240,200	5,150,887
Capital injections		201,864	1,224,912
A joint venture changed into a subsidiary (note 38 (i))		(315,706)
A subsidiary changed into a joint venture (note 39 (f))		11,980
Share of profits and losses for the year		8,151	(95,508)
Share of changes in reserves		(6,105)	8,373
Cash dividends declared		(132,760)	(48,464)
As at December 31,		¥ 6,007,624	¥ 6,240,200